RESERVES, Movements in Share-based Payments Reserve (Details)		6 Months Ended
	Dec. 20, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares)		84,650,000
Number of incentive share options granted (in shares)		2,200,000
Number of incentive share options exercised (in shares)	(31,500,000)
Number of incentive share options expiration (in shares)		(16,500,000)
Closing balance, Number of incentive options (in shares)		38,850,000
Opening balance, Number of performance rights (in shares)		50,000
Number of other equity instruments exercise in share-based payment arrangement	0
Number of performance rights expiration (in shares)		0
Closing balance, Number of performance rights (in shares)		50,000
Opening balance, Share-based payments reserve | $		$ 2,287,301
Exercise of incentive options | $	$ (706,570)
Expiration of incentive options | $		(273,935)
Share-based payment expenses | $		99,137	$ 337,118
Closing balance, Share-based payments reserve | $		$ 1,405,933